Note 2 - Summary of Significant Accounting Policies (Details Textual)	3 Months Ended		12 Months Ended
	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)
Number of Operating Segments	1		1
Concentration Risk, Credit Risk, Off Balance Sheet Amount	$ 0		$ 0	$ 0
Impairment, Long-Lived Asset, Held-for-Use	0		0
Deferred Costs				500,000
Business Acquisition, Transaction Costs			9,200,000	11,000
Debt Issuance Costs, Noncurrent, Net	2,400,000		2,800,000
Amortization of Debt Issuance Costs	400,000		700,000
Contract with Customer, Liability, Current	$ 6,150,000		$ 5,659,000	$ 3,610,000
Class of Warrant or Right, Outstanding (in shares) | shares	4,321		4,321
Derivative Liability	$ 10,000		$ 11,000
Fair Value Adjustment of Warrants			$ 78,000
Supplier Concentration Risk [Member] | Research and Development Expense [Member] | Major Vendor [Member]
Concentration Risk, Percentage	15.00%	42.10%	39.90%	23.20%
Supplier Concentration Risk [Member] | Research and Development Expense [Member] | Additional Vendor [Member]
Concentration Risk, Percentage				12.40%
Supplier Concentration Risk [Member] | Accounts Payable and Accrued Liabilities [Member] | Major Vendor [Member]
Concentration Risk, Percentage	11.50%	24.80%	24.80%	28.10%
Supplier Concentration Risk [Member] | Accounts Payable and Accrued Liabilities [Member] | Another Vendor [Member]
Concentration Risk, Percentage	43.30%		33.60%	27.70%
Minimum [Member] | Laboratory Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	2 years		2 years
Minimum [Member] | Software Development [Member]
Property, Plant and Equipment, Useful Life (Year)			2 years
Minimum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (Year)			2 years
Minimum [Member] | Office Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)			2 years
Maximum [Member] | Laboratory Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)	5 years		5 years
Maximum [Member] | Software Development [Member]
Property, Plant and Equipment, Useful Life (Year)			5 years
Maximum [Member] | Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life (Year)			5 years
Maximum [Member] | Office Equipment [Member]
Property, Plant and Equipment, Useful Life (Year)			5 years